Guarantor Financial Information - Income Statement (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2016		Mar. 31, 2015	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Condensed Statement of Income Captions [Line Items]
Net premiums earned	$ 2,354,610		$ 1,334,000	$ 8,226,425		$ 5,895,070	$ 6,309,521
Net investment income	205,886		208,513	872,370		918,625	957,716
Total net realized gains (losses) on investments	92,750		52,891	202,178		107,462	87,777
Net realized and unrealized gains (losses) on derivative instruments	(3,622)		16,521	53,123		29,886	7,798
Income (loss) from investment fund affiliates	(4,579)		35,329	73,320		95,816	138,391
Fee income and other	8,262		4,728	33,201		43,630	40,031
Total revenues	2,417,227		1,422,615	9,308,926		6,602,267	7,541,234
Net losses and loss expenses incurred	1,382,485		769,827	4,766,200		3,258,393	3,731,464
Claims and policy benefits	4,937		19,387	115,997		242,963	465,702
Acquisition costs	403,267	[1]	153,696	1,317,448	[2]	738,118	909,323
Operating expenses	515,381		325,656	1,966,939		1,341,315	1,213,178
Exchange (gains) losses	(33,819)		27,390	22,504		(37,568)	(28,243)
Extinguishment of debt				5,592		0	0
Loss on sale of life reinsurance subsidiary	0		0	0		666,423	0
Interest expense	52,303		51,438	205,215		134,106	155,462
Total expenses	2,324,554		1,347,394	8,399,895		6,343,750	6,446,886
Income (loss) before income tax and income (loss) from operating affiliates	92,673		75,221	909,031		258,517	1,094,348
Income (loss) from operating affiliates	12,650		22,668	44,740		107,218	119,804
Gain on sale of operating affiliate	0		0	340,407		0	0
Equity in net earnings (losses) of subsidiaries	0		0	0		0	0
Provision (benefit) for income tax	22,295		24,218	(19,161)		96,897	77,505
Net income (loss)	83,028		73,671	1,313,339		268,838	1,136,647
Non-controlling interests	61,143		37,390	106,187		80,498	76,731
Net income (loss) attributable to ordinary shareholders	21,885		36,281	1,207,152		188,340	1,059,916
Comprehensive income (loss)	429,826		256,993	409,310		936,141	276,553
Life Funds Withheld Assets
Condensed Statement of Income Captions [Line Items]
Net investment income	41,560		50,419	187,489		129,575	0
Total net realized gains (losses) on investments	101,166		48,289
Net realized and unrealized gains (losses) on derivative instruments	(236,080)		(229,367)	(151,691)		(488,222)	0
Consolidating Adjustments and Eliminations
Condensed Statement of Income Captions [Line Items]
Net premiums earned	0		0	0		0	0
Net investment income	681		1,782	3,836		8,483	17,705
Total net realized gains (losses) on investments	1,533		(1,215)	(8,765)		(22,229)	835
Net realized and unrealized gains (losses) on derivative instruments	0		0	0		0	0
Income (loss) from investment fund affiliates	0		0	0		0	0
Fee income and other	0		0	0		0	0
Total revenues	2,214		567	(4,929)		(13,746)	18,540
Net losses and loss expenses incurred	0		0	0		0	0
Claims and policy benefits	0		0	0		0	0
Acquisition costs	0		0	0		0	0
Operating expenses	0		0	0		0	0
Exchange (gains) losses	0		0	0		0	0
Extinguishment of debt				0
Loss on sale of life reinsurance subsidiary						0
Interest expense	0		0	0		0	0
Total expenses	0		0	0		0	0
Income (loss) before income tax and income (loss) from operating affiliates	2,214		567	(4,929)		(13,746)	18,540
Income (loss) from operating affiliates	0		0	0		0	0
Gain on sale of operating affiliate				0		0	0
Equity in net earnings (losses) of subsidiaries	(119,217)		(212,911)	(2,703,013)		(548,445)	(2,298,651)
Provision (benefit) for income tax	0		0	0		0	0
Net income (loss)	(117,003)		(212,344)	(2,707,942)		(562,191)	(2,280,111)
Non-controlling interests	0		0	0		0	0
Net income (loss) attributable to ordinary shareholders	(117,003)		(212,344)	(2,707,942)		(562,191)	(2,280,111)
Comprehensive income (loss)	(932,885)		(653,768)	(1,112,258)		(2,057,793)	(713,385)
Consolidating Adjustments and Eliminations | Life Funds Withheld Assets
Condensed Statement of Income Captions [Line Items]
Net realized and unrealized gains (losses) on derivative instruments	0		0	0		0	0
XL- Ireland
Condensed Statement of Income Captions [Line Items]
Net premiums earned	0		0	0		0	0
Net investment income	113		80	169		275	24
Total net realized gains (losses) on investments	0		0	0		0	0
Net realized and unrealized gains (losses) on derivative instruments	0		0	0		0	0
Income (loss) from investment fund affiliates	0		0	0		0	0
Fee income and other	0		0	0		0	0
Total revenues	113		80	169		275	24
Net losses and loss expenses incurred	0		0	0		0	0
Claims and policy benefits	0		0	0		0	0
Acquisition costs	0		0	0		0	0
Operating expenses	3,274		2,762	46,340		9,646	11,699
Exchange (gains) losses	17		(262)	(345)		127	243
Extinguishment of debt				0
Loss on sale of life reinsurance subsidiary						0
Interest expense	(6)		0	11		5	2
Total expenses	3,285		2,500	46,006		9,778	11,944
Income (loss) before income tax and income (loss) from operating affiliates	(3,172)		(2,420)	(45,837)		(9,503)	(11,920)
Income (loss) from operating affiliates	0		0	0		0	0
Gain on sale of operating affiliate				0		0	0
Equity in net earnings (losses) of subsidiaries	24,437		38,485	1,253,609		197,843	1,071,836
Provision (benefit) for income tax	(620)		(216)	620		0	0
Net income (loss)	21,885		36,281	1,207,152		188,340	1,059,916
Non-controlling interests	0		0	0		0	0
Net income (loss) attributable to ordinary shareholders	21,885		36,281	1,207,152		188,340	1,059,916
Comprehensive income (loss)	429,826		256,993	409,310		936,141	276,553
XL- Ireland | Life Funds Withheld Assets
Condensed Statement of Income Captions [Line Items]
Net realized and unrealized gains (losses) on derivative instruments	0		0	0		0	0
XL-Cayman
Condensed Statement of Income Captions [Line Items]
Net premiums earned	0		0	0		0	0
Net investment income	1,785		3,032	9,363		20,256	21,994
Total net realized gains (losses) on investments	277		1,269	13,814		27,541	15,555
Net realized and unrealized gains (losses) on derivative instruments	0		(63,700)	12,363		0	0
Income (loss) from investment fund affiliates	0		0	0		0	3
Fee income and other	0		0	0		0	0
Total revenues	2,062		(59,399)	35,540		47,797	37,552
Net losses and loss expenses incurred	0		0	0		0	0
Claims and policy benefits	0		0	0		0	0
Acquisition costs	0		0	0		0	0
Operating expenses	1,495		3,000	10,565		13,102	12,051
Exchange (gains) losses	(36)		33	20		168	86
Extinguishment of debt				0
Loss on sale of life reinsurance subsidiary						0
Interest expense	35,169		37,773	143,330		110,323	98,011
Total expenses	36,628		40,806	153,915		123,593	110,148
Income (loss) before income tax and income (loss) from operating affiliates	(34,566)		(100,205)	(118,375)		(75,796)	(72,596)
Income (loss) from operating affiliates	0		0	0		0	0
Gain on sale of operating affiliate				0		0	0
Equity in net earnings (losses) of subsidiaries	94,780		174,426	1,449,404		350,602	1,226,815
Provision (benefit) for income tax	0		245	245		(212)	4,991
Net income (loss)	60,214		73,976	1,330,784		275,018	1,149,228
Non-controlling interests	35,777		35,491	77,175		77,175	77,392
Net income (loss) attributable to ordinary shareholders	24,437		38,485	1,253,609		197,843	1,071,836
Comprehensive income (loss)	432,378		259,197	455,767		945,644	288,473
XL-Cayman | Life Funds Withheld Assets
Condensed Statement of Income Captions [Line Items]
Net realized and unrealized gains (losses) on derivative instruments	0		0	0		0	0
Other XL-Ireland Subsidiaries
Condensed Statement of Income Captions [Line Items]
Net premiums earned	2,354,610		1,334,000	8,226,425		5,895,070	6,309,521
Net investment income	203,307		203,619	859,002		889,611	917,993
Total net realized gains (losses) on investments	90,940		52,837	197,129		102,150	71,387
Net realized and unrealized gains (losses) on derivative instruments	(3,622)		80,221	40,760		29,886	7,798
Income (loss) from investment fund affiliates	(4,579)		35,329	73,320		95,816	138,388
Fee income and other	8,262		4,728	33,201		43,630	40,031
Total revenues	2,412,838		1,481,367	9,278,146		6,567,941	7,485,118
Net losses and loss expenses incurred	1,382,485		769,827	4,766,200		3,258,393	3,731,464
Claims and policy benefits	4,937		19,387	115,997		242,963	465,702
Acquisition costs	403,267		153,696	1,317,448		738,118	909,323
Operating expenses	510,612		319,894	1,910,034		1,318,567	1,189,428
Exchange (gains) losses	(33,800)		27,619	22,829		(37,863)	(28,572)
Extinguishment of debt				5,592
Loss on sale of life reinsurance subsidiary						666,423
Interest expense	17,140		13,665	61,874		23,778	57,449
Total expenses	2,284,641		1,304,088	8,199,974		6,210,379	6,324,794
Income (loss) before income tax and income (loss) from operating affiliates	128,197		177,279	1,078,172		357,562	1,160,324
Income (loss) from operating affiliates	12,650		22,668	44,740		107,218	119,804
Gain on sale of operating affiliate				340,407		0	0
Equity in net earnings (losses) of subsidiaries	0		0			0	0
Provision (benefit) for income tax	22,915		24,189	(20,026)		97,109	72,514
Net income (loss)	117,932		175,758	1,483,345		367,671	1,207,614
Non-controlling interests	25,366		1,899	29,012		3,323	(661)
Net income (loss) attributable to ordinary shareholders	92,566		173,859	1,454,333		364,348	1,208,275
Comprehensive income (loss)	500,507		394,571	656,491		1,112,149	424,912
Other XL-Ireland Subsidiaries | Life Funds Withheld Assets
Condensed Statement of Income Captions [Line Items]
Net realized and unrealized gains (losses) on derivative instruments	$ (236,080)		$ (229,367)	$ (151,691)		$ (488,222)	$ 0

[1]	The Company has reflected the amortization of certain fair value adjustments recorded in conjunction with the Catlin Acquisition within the respective segments.
[2]	The Company has reflected the amortization of certain fair value adjustments recorded in conjunction with the Catlin Acquisition within the respective segments.